Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Narrative (Details) € / shares in Units, € in Millions				1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Feb. 25, 2025 € / shares	May 02, 2024 € / shares	Mar. 22, 2024 EUR (€)	Nov. 30, 2024 € / shares	Jan. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 program
Profit Distribution [Line Items]
Share buyback program, percentage of underlying profit							25.00%
Number of share buyback programs | program							2
2024 Program, First
Profit Distribution [Line Items]
Share buyback program, amount					€ 1,525
2024 Program, Second
Profit Distribution [Line Items]
Share buyback program, amount						€ 1,587
2023 Program, First
Profit Distribution [Line Items]
Share buyback program, amount			€ 1,310
2023 Program, Second
Profit Distribution [Line Items]
Share buyback program, amount			€ 1,459
Interim dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share) | € / shares				€ 0.10
Complementary dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share) | € / shares		€ 0.095
Dividends proposed, total per share (in eur per share) | € / shares	€ 0.11